Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

May 18, 2021

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Jaea Hahn and Jeff Long

RE:	Delaware Group Income Funds (the “Registrant”)
File No. 333-255170

Dear Ms. Hahn and Mr. Long:

On behalf of the Registrant, attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”) is Pre-Effective Amendment No. 1 (the “Amendment”) to the Registrant’s registration statement on Form N-14 (the “Registration Statement”) which was filed on April 9, 2021. The Amendment is being filed to respond to comments from the staff of the U.S. Securities and Exchange Commission (the “SEC”) and to finalize certain other information.

The Amendment contains one Prospectus/Proxy Statement and related Statement of Additional Information to accomplish the proposed reorganizations of two series of Delaware Pooled Trust (each an “Acquired Fund”) with and into one series of the Registrant and one series of Delaware Group Adviser Funds (each an “Acquiring Fund”) as identified below:

Acquired Funds	Acquiring Funds
Macquarie Core Plus Bond Portfolio, a series of Delaware Pooled Trust	Delaware Diversified Income Fund, a series of Delaware Group Adviser Funds
Macquarie High Yield Bond Portfolio, a series of Delaware Pooled Trust	Delaware High-Yield Opportunities Fund, a series of Delaware Group Income Funds

The Registration Statement was filed to register Class R6 shares of the Delaware High-Yield Opportunities Fund, a series of the Registrant, that will be issued to shareholders of the Macquarie High Yield Bond Portfolio, a series of Delaware Pooled Trust, in connection with the transfer of substantially all of the assets of such Acquired Fund to the corresponding Acquiring Fund, pursuant to an Agreement and Plan of Reorganization, which is included in the Amendment. The Agreement and Plan of Reorganization is being submitted to a vote of the shareholders of each Acquired Fund at a special shareholders meeting currently scheduled to be held on June 29, 2021.

The Registration Statement was previously filed under Rule 488 under the 1933 Act. The Registrant filed a delaying amendment pursuant to Rule 473 under the 1933 Act on May 6, 2021, delaying the effective date of the Registration Statement until such date as the SEC, acting pursuant to Section 8(a) may determine.

May 18, 2021

The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 of the Investment Company Act of 1940. Therefore, no filing fee is due at this time.

Please be advised that concurrent with this filing, Delaware Group Adviser Funds is filing an amended registration statement on Form N-14 which contains the identical Prospectus/Proxy Statement. Thus, while these two registrants are each filing amendments to the registration statements on Form N-14, there is only one version of Prospectus/Proxy Statement for these transactions.

If you have any questions or comments regarding this filing, please call me at (215) 564-8071 or Jonathan M. Kopcsik at (215) 564-8099.

Very truly yours,

/s/ Taylor Brody
Taylor Brody

cc:	Mimi Wang
Macquarie Investment Management
Jonathan M. Kopcsik
Bruce G. Leto